Income Taxes - Schedule of Income Before Provision for Income Taxes (Detail) - USD ($)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Income Tax Examination [Line Items]
Losses before income taxes	$ 5,971,470	$ 5,992,897	$ 5,846,523
U.S [Member]
Income Tax Examination [Line Items]
U.S			112,537
Canada [Member]
Income Tax Examination [Line Items]
Canada	$ 5,971,470	$ 5,992,897	$ 5,733,986